SCHEDULE OF RECONCILIATION OF THE ORDINARY SHARES (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares issued in PIPE	26,879,102
Common Stock [Member]
FAHL existing shares at closing date	120,000,000
FAHL existing shares at closing date - converted	20,555,595
Issuance of ordinary shares upon exercise of warrants	1,887,464
Ordinary shares issued in PIPE	1,320,195
Conversion of convertible bonds to ordinary shares	1,248,426
Consideration and accrued interest paid to selling shareholder in ordinary shares	1,550,000
Conversion of shareholder loans to ordinary shares	1,445,164
Total Recapitalization	7,451,249
Ordinary shares issued upon exercise of warrants	38,780
Share-based compensation	13,200
Settlement of forward share purchase agreement derivative liability	(1,179,722)
Total ordinary shares outstanding as of December 31, 2022	26,879,102	20,555,595	3,690